UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant To Section 15g of
The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):

February 4, 2016

KGS HOLDINGS, L.P.

(Exact name of securitizer as specified in its charter)

021-146694	0001499542
Commission File Number of securitizer	Central Index Key Number of securitizer:

Frederic M. Krieger, (646) 588-2106

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

KGS Holdings, L.P., as securitizer, is filing this Form ABS-15G in respect of the asset-backed securities sponsored by it, directly or indirectly, during the reporting period in the commercial mortgage backed securities asset class, for itself and the asset-backed securities issued or sold by the following entity: (i) KGS-Alpha RECM WH I, LLC (no Central Index Key Number) and (ii) KGS-Alpha Real Estate Capital Markets, LLC (no Central Index Key Number). Please note that affiliated entity, KGS-Alpha Asset Acquisition, LLC (Central Index Key Number: 0001555154), files a separate Form ABS-15G in respect of asset-backed securities in different asset class.

There is no activity to report for the previous calendar year reporting period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

KGS Holdings, L.p.
(Securitizer)

By:	/s/ Frederic M. Krieger
Nmae: Frederic M. Krieger Title: General Counsel and Secretary

Date: February 4, 2016

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